CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Income and Comprehensive Income
Net Income	$ 107,681	$ 216,691	$ 895,344
Other comprehensive income (loss) before tax:
Foreing currency translation adjustment	(3,078)	(4,026)	(3,098)
Adjustment of pension and postretirement benefit plans	(8,465)	(18,691)	(26,283)
Amortization of net losses	22,428	21,948	20,100
Amortization of prior service credit	(3,800)	(3,800)	(3,800)
Unrealized holding (losses) gains on investments arising during the period	(45,156)	(59,666)	(32,440)
Other-than-temporary impairment included in net income	8,299	209	14,445
Reclassification adjustment for (gains) losses included in net income (loss)	(334)	(379)	(141)
Unrealized net (losses) gains on cash flow hedges	(1,295)	(3,612)	(4,376)
Reclassification adjustment for net (gains) losses included in net income	1,888	3,149	4,702
Other comprehensive income (loss) before tax	(29,513)	(64,868)	(30,891)
Income tax benefit (expense)	(853)	1,468	3,877
Total other comprehensive loss, net of tax	(30,366)	(63,400)	(27,014)
Comprehensive income (loss), net of tax	$ 77,315	$ 153,291	$ 868,330